LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.70%
Equity Funds–95.06%
✠Fidelity®-
VIP Contrafund® Portfolio	5,976,230	$317,457,350
VIP Equity-Income Portfolio	5,478,088	149,277,878
		466,735,228
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.64%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	22,760,695	$22,760,695
		22,760,695
Total Investment Companies (Cost $325,637,023)		489,495,923

TOTAL INVESTMENTS–99.70% (Cost $325,637,023)	489,495,923
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.30%	1,465,894
NET ASSETS APPLICABLE TO 30,723,564 SHARES OUTSTANDING–100.00%	$490,961,817

✠Initial Class.

The following futures contracts were outstanding at March 31, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
82	E-mini S&P 500 Index	$23,178,325	$23,078,364	6/20/25	$99,961	$—
3	E-mini S&P MidCap 400 Index	881,580	864,847	6/20/25	16,733	—
Total Futures Contracts					$116,694	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
S&P–Standard & Poor’s
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–1